Pension and Other Postretirement Benefit (Plan Asset Allocations) (Details)	12 Months Ended
Dec. 31, 2013
US Pension Plan Trust [Member]
Pension plan target and actual asset allocations [Line Items]
Defined benefit plan, actual plan asset allocations	95.00%
US Pension Plan Trust [Member] | Fixed Income Instruments [Member]
Pension plan target and actual asset allocations [Line Items]
Defined benefit plan, target plan asset allocations range minimum	70.00%
Defined benefit plan, target plan asset allocations range maximum	80.00%
Defined benefit plan, actual plan asset allocations	72.00%
US Pension Plan Trust [Member] | Equity Securities [Member]
Pension plan target and actual asset allocations [Line Items]
Defined benefit plan, target plan asset allocations range minimum	16.00%
Defined benefit plan, target plan asset allocations range maximum	28.00%
Defined benefit plan, actual plan asset allocations	26.00%
International Pension Plans [Member]
Pension plan target and actual asset allocations [Line Items]
Defined benefit plan, actual plan asset allocations	5.00%
International Pension Plans [Member] | Fixed Income Instruments [Member]
Pension plan target and actual asset allocations [Line Items]
Defined benefit plan, actual plan asset allocations	66.00%
International Pension Plans [Member] | Equity Securities [Member]
Pension plan target and actual asset allocations [Line Items]
Defined benefit plan, actual plan asset allocations	25.00%